SCHEDULE OF MAJOR ASSUMPTIONS IN DETERMINING THE DEFINED BENEFITS PLAN LIABILITY (Details)	Jun. 30, 2025	Dec. 31, 2024
Employee Benefits
Capitalization rate	3.00%	3.00%
Salary growth rate	0.00%	0.00%
Retirement rate	5.00%	5.00%